Leases (Details 3) - Visconti Holdings L L C [Member]	Sep. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate		0.36%
Weighted average remaining lease term (years)		1 year 11 months 1 day
Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	0.36%
Weighted average remaining lease term (years)	3 months